Payable to Customers - Schedule of Owned Obligations to the Customers (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	$ 241,691,836	$ 53,833,173
Related Parties [Member]
Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	1,411,323	691,588
Third party payables [Member]
Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	$ 240,280,513	$ 53,141,585